Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Line Items]
Cash and cash equivalents	€ 39,799	€ 62,131
Subsidiary Deposits To Banks	13,090
Currency risk [member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	€ 36,031	€ 49,413